Stock Warrants (Details) - Schedule of summary of the warrant activity $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Schedule of summary of the warrant activity [Abstract]
Number of Shares, beginning | shares
Weighted Average Exercise Price, beginning | $ / shares
Weighted Average Remaining Contractual Term in Years, beginning
Aggregate Intrinsic Value, beginning | $		[1]
Number of Shares, Granted | shares	7,083,500
Weighted Average Exercise Price, Granted | $ / shares	$ 0.05
Weighted Average Remaining Contractual Term in Years, Granted
Aggregate Intrinsic Value, Granted | $		[1]
Number of Shares, ending | shares	7,083,500
Weighted Average Exercise Price, ending | $ / shares	$ 0.05
Weighted Average Remaining Contractual Term in Years, ending	4 years 6 months
Aggregate Intrinsic Value, ending | $	$ 270	[1]
Number of Shares, Exercisable | shares	7,083,500
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.05
Weighted Average Remaining Contractual Term in Years, Exercisable	4 years 6 months
Aggregate Intrinsic Value, Exercisable | $	$ 270	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.0881 for our common stock on September 30, 2021.